SCHEDULE OF FOREIGN CURRENCY TRANSLATION (Details) - $ / shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Accounting Policies [Abstract]
Year End Average Rate, P and L rate	$ 82.7954	$ 79.0120
Year End Rate, Balance sheet rate	$ 83.3739	$ 82.2169